Other Operating Expenses, Net - Schedule Of Other Operating Expenses, Net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating expenses income [abstract]
Accommodation and meals	R$ (215,808)	R$ (184,035)	R$ (164,633)
IT services	(188,936)	(132,572)	(145,698)
Professional services	(80,890)	(52,931)	(45,588)
Taxes, civil and labor risks	(54,463)	(66,955)	(42,537)
Aircraft insurance	(23,827)	(21,631)	(25,294)
Flights interrupted	(48,319)	(41,269)	(35,822)
Write-off of fixed assets and intangibles	(194,121)	59,917
Others	(68,784)	(133,021)	3,097
Total other operating expenses, net	R$ (875,148)	R$ (572,497)	R$ (456,475)